Fair value of financial instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Financial Instruments [Line Items]
Interest expense recognized in earnings	$ 1,990	$ 0	$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value Of Financial Instruments [Line Items]
Liability recorded upon acquisition	(31,934)	(50,927)
Operational gain (loss) recognized in earnings	(28,135)	18,993
Payment deferred consideration (Hycet)	841
Payment interest on acquisition liability note	335
Net carrying value	(58,893)	(31,934)
Fair Value, Inputs, Level 3 [Member] | Deerfield Royalty agreement [Member]
Fair Value Of Financial Instruments [Line Items]
Liability recorded upon acquisition	(2,600)
Interest expense recognized in earnings	(1,990)
Net carrying value	(4,590)
Fair Value, Inputs, Level 3 [Member] | Broadfin Royalty agreement [Member]
Fair Value Of Financial Instruments [Line Items]
Net carrying value	$ (2,187)	$ (2,187)